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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2022 to December 31, 2022

Date of Report (Date of earliest event reported): February 1, 2023

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0001844791

Stephanie Karfias, General Counsel - (804) 310-0385

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2) Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________

Central Index Key Number of underwriter (if applicable): ____________

Name and telephone number, including area code, of the person to contact in connection with this filing

SEC 2860 (6-15) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Mission Lane Transferor, LLC has indicated by check mark that there is no activity to report for the calendar year ended December 31, 2022.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MISSION LANE TRANSFEROR, LLC (Securitizer)

Date February 1, 2023

/s/ Henry Domenici	(Signature)

Name: Henry Domenici

Title: Chief Financial Officer and Treasurer

(Senior Officer In Charge of Securitization)